Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 02, 2015
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2014
Columbia Funds Series Trust I
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2014
Columbia High Yield Municipal Fund	10/1/2014
Columbia Intermediate Bond Fund	9/1/2014
Columbia Tax-Exempt Fund	12/1/2014
Columbia U.S. Treasury Index Fund	9/1/2014
Columbia Funds Series Trust II
Columbia AMT-Free Tax-Exempt Bond Fund	12/1/2014
Columbia Minnesota Tax-Exempt Fund	12/1/2014
Columbia U.S. Government Mortgage Fund	10/1/2014
Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free California Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia AMT-Free Georgia Intermediate Muni Bond Fund, Columbia AMT-Free Maryland Intermediate Muni Bond Fund, Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, Columbia AMT-Free South Carolina Intermediate Muni Bond Fund and Columbia AMT-Free Virginia Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia AMT-Free Oregon Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Prior to August 22, 2005, the maximum initial sales charge on Class A shares was 4.75%. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia AMT-Free Tax-Exempt Bond Fund, Columbia Tax-Exempt Fund and Columbia U.S. Government Mortgage Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia High Yield Municipal Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended index that is intended to provide a measure of the Fund's performance given its investment strategy, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia Intermediate Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Prior to August 22, 2005, the maximum initial sales charge on Class A shares was 4.75%. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia Minnesota Tax-Exempt Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
For Columbia U.S. Treasury Index Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. Effective February 19, 2015, sales charges are not assessed on the purchase of Class A shares. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect that sales charges are not applicable for Class A shares.

Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free California Intermediate Muni Bond Fund Class A	09/09/2002
Returns before taxes		-4.54%	4.67%	3.29%
Returns after taxes on distributions		-4.54%	4.67%	3.26%
Returns after taxes on distributions and sale of Fund shares		-1.30%	4.37%	3.27%
Columbia AMT-Free Georgia Intermediate Muni Bond Fund Class A	05/04/1992
Returns before taxes		-4.51%	4.03%	2.92%
Returns after taxes on distributions		-4.67%	4.00%	2.90%
Returns after taxes on distributions and sale of Fund shares		-1.25%	3.85%	3.01%
Columbia AMT-Free Maryland Intermediate Muni Bond Fund Class A	09/01/1990
Returns before taxes		-4.83%	4.06%	2.53%
Returns after taxes on distributions		-4.83%	4.06%	2.53%
Returns after taxes on distributions and sale of Fund shares		-1.55%	3.87%	2.70%
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund Class A	12/14/1992
Returns before taxes		-4.88%	4.18%	2.74%
Returns after taxes on distributions		-4.88%	4.18%	2.73%
Returns after taxes on distributions and sale of Fund shares		-1.62%	3.94%	2.86%
Columbia AMT-Free Oregon Intermediate Muni Bond Fund Class A	11/01/2002
Returns before taxes		-4.98%	3.69%	3.09%
Returns after taxes on distributions		-4.98%	3.68%	3.08%
Returns after taxes on distributions and sale of Fund shares		-1.69%	3.59%	3.16%
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund Class A	05/05/1992
Returns before taxes		-5.05%	4.05%	2.96%
Returns after taxes on distributions		-5.07%	4.05%	2.93%
Returns after taxes on distributions and sale of Fund shares		-1.62%	3.89%	3.07%
Columbia AMT-Free Tax-Exempt Bond Fund Class A	11/24/1976
Returns before taxes		-6.59%	6.22%	3.60%
Returns after taxes on distributions		-6.59%	6.22%	3.58%
Returns after taxes on distributions and sale of Fund shares		-2.03%	5.89%	3.69%
Columbia AMT-Free Virginia Intermediate Muni Bond Fund Class A	12/05/1989
Returns before taxes		-5.26%	3.64%	2.87%
Returns after taxes on distributions		-5.40%	3.60%	2.84%
Returns after taxes on distributions and sale of Fund shares		-1.71%	3.53%	2.95%
Columbia High Yield Municipal Fund Class A	07/31/2000
Returns before taxes		-6.56%	9.37%	3.33%
Returns after taxes on distributions		-6.56%	9.37%	3.33%
Returns after taxes on distributions and sale of Fund shares		-1.87%	8.62%	3.63%
Columbia Intermediate Bond Fund Class A	07/31/2000
Returns before taxes		-5.45%	6.62%	4.19%
Returns after taxes on distributions		-6.57%	5.03%	2.52%
Returns after taxes on distributions and sale of Fund shares		-2.95%	4.60%	2.61%
Columbia Minnesota Tax-Exempt Fund Class A	08/18/1986
Returns before taxes		-5.53%	5.81%	3.60%
Returns after taxes on distributions		-5.59%	5.76%	3.57%
Returns after taxes on distributions and sale of Fund shares		-1.58%	5.48%	3.65%
Columbia Tax-Exempt Fund Class A	11/21/1978
Returns before taxes		-6.29%	5.98%	3.83%
Returns after taxes on distributions		-6.29%	5.98%	3.83%
Returns after taxes on distributions and sale of Fund shares		-1.85%	5.70%	3.95%
Columbia U.S. Government Mortgage Fund Class A	02/14/2002
Returns before taxes		-4.43%	6.65%	4.52%
Returns after taxes on distributions		-5.61%	5.12%	2.98%
Returns after taxes on distributions and sale of Fund shares		-2.45%	4.62%	2.92%
Columbia U.S. Treasury Index Fund Class A	11/25/2002
Returns before taxes		-3.03%	1.69%	3.75%
Returns after taxes on distributions		-3.84%	0.60%	2.47%
Returns after taxes on distributions and sale of Fund shares		-1.52%	1.03%	2.50%

COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free California Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free California Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free California Intermediate Muni Bond Fund Class A	09/09/2002
Returns before taxes		-4.54%	4.67%	3.29%
Returns after taxes on distributions		-4.54%	4.67%	3.26%
Returns after taxes on distributions and sale of Fund shares		-1.30%	4.37%	3.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free California Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.54%)
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free California Intermediate Muni Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.54%)
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free California Intermediate Muni Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free Georgia Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free Georgia Intermediate Muni Bond Fund Class A	05/04/1992
Returns before taxes		-4.51%	4.03%	2.92%
Returns after taxes on distributions		-4.67%	4.00%	2.90%
Returns after taxes on distributions and sale of Fund shares		-1.25%	3.85%	3.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.51%)
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	2.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
5 Years	rr_AverageAnnualReturnYear05	4.00%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free Maryland Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free Maryland Intermediate Muni Bond Fund Class A	09/01/1990
Returns before taxes		-4.83%	4.06%	2.53%
Returns after taxes on distributions		-4.83%	4.06%	2.53%
Returns after taxes on distributions and sale of Fund shares		-1.55%	3.87%	2.70%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1990
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1990
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1990
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free North Carolina Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund Class A	12/14/1992
Returns before taxes		-4.88%	4.18%	2.74%
Returns after taxes on distributions		-4.88%	4.18%	2.73%
Returns after taxes on distributions and sale of Fund shares		-1.62%	3.94%	2.86%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.88%)
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.88%)
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.62%)
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free South Carolina Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund Class A	05/05/1992
Returns before taxes		-5.05%	4.05%	2.96%
Returns after taxes on distributions		-5.07%	4.05%	2.93%
Returns after taxes on distributions and sale of Fund shares		-1.62%	3.89%	3.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.05%)
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.07%)
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	2.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.62%)
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 1992
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free Virginia Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free Virginia Intermediate Muni Bond Fund Class A	12/05/1989
Returns before taxes		-5.26%	3.64%	2.87%
Returns after taxes on distributions		-5.40%	3.60%	2.84%
Returns after taxes on distributions and sale of Fund shares		-1.71%	3.53%	2.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.26%)
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 1989
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 1989
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.71%)
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 1989
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Oregon Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free Oregon Intermediate Muni Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Prior to August 22, 2005, the maximum initial sales charge on Class A shares was 4.75%. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free Oregon Intermediate Muni Bond Fund Class A	11/01/2002
Returns before taxes		-4.98%	3.69%	3.09%
Returns after taxes on distributions		-4.98%	3.68%	3.08%
Returns after taxes on distributions and sale of Fund shares		-1.69%	3.59%	3.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.98%)
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.98%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
COLUMBIA FUNDS SERIES TRUST I | Columbia High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund	10/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia High Yield Municipal Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended index that is intended to provide a measure of the Fund's performance given its investment strategy, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia High Yield Municipal Fund Fund Class A	07/31/2000
Returns before taxes		-6.56%	9.37%	3.33%
Returns after taxes on distributions		-6.56%	9.37%	3.33%
Returns after taxes on distributions and sale of Fund shares		-1.87%	8.62%	3.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST I | Columbia High Yield Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.56%)
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA FUNDS SERIES TRUST I | Columbia High Yield Municipal Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.56%)
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA FUNDS SERIES TRUST I | Columbia High Yield Municipal Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
5 Years	rr_AverageAnnualReturnYear05	8.62%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA FUNDS SERIES TRUST I | Columbia Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia Intermediate Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Prior to August 22, 2005, the maximum initial sales charge on Class A shares was 4.75%. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia Intermediate Bond Fund Class A	07/31/2000
Returns before taxes		-5.45%	6.62%	4.19%
Returns after taxes on distributions		-6.57%	5.03%	2.52%
Returns after taxes on distributions and sale of Fund shares		-2.95%	4.60%	2.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST I | Columbia Intermediate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.45%)
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA FUNDS SERIES TRUST I | Columbia Intermediate Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.57%)
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	2.52%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA FUNDS SERIES TRUST I | Columbia Intermediate Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.95%)
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA FUNDS SERIES TRUST I | Columbia Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Tax-Exempt Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia Tax-Exempt Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia Tax-Exempt Fund Class A	11/21/1978
Returns before taxes		-6.29%	5.98%	3.83%
Returns after taxes on distributions		-6.29%	5.98%	3.83%
Returns after taxes on distributions and sale of Fund shares		-1.85%	5.70%	3.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST I | Columbia Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.29%)
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 1978
COLUMBIA FUNDS SERIES TRUST I | Columbia Tax-Exempt Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.29%)
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 1978
COLUMBIA FUNDS SERIES TRUST I | Columbia Tax-Exempt Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 1978
COLUMBIA FUNDS SERIES TRUST I | Columbia U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Treasury Index Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia U.S. Treasury Index Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with benchmark performance. Effective February 19, 2015, sales charges are not assessed on the purchase of Class A shares. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect that sales charges are not applicable for Class A shares.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia U.S. Treasury Index Fund Class A	11/25/2002
Returns before taxes		-3.03%	1.69%	3.75%
Returns after taxes on distributions		-3.84%	0.60%	2.47%
Returns after taxes on distributions and sale of Fund shares		-1.52%	1.03%	2.50%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
COLUMBIA FUNDS SERIES TRUST I | Columbia U.S. Treasury Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2002
COLUMBIA FUNDS SERIES TRUST I | Columbia U.S. Treasury Index Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.84%)
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	2.47%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2002
COLUMBIA FUNDS SERIES TRUST I | Columbia U.S. Treasury Index Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2002
Columbia Funds Series Trust II | Columbia AMT-Free Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia AMT-Free Tax-Exempt Bond Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia AMT-Free Tax-Exempt Bond Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia AMT-Free Tax-Exempt Bond Fund Class A	11/24/1976
Returns before taxes		-6.59%	6.22%	3.60%
Returns after taxes on distributions		-6.59%	6.22%	3.58%
Returns after taxes on distributions and sale of Fund shares		-2.03%	5.89%	3.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Columbia Funds Series Trust II | Columbia AMT-Free Tax-Exempt Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.59%)
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1976
Columbia Funds Series Trust II | Columbia AMT-Free Tax-Exempt Bond Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.59%)
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1976
Columbia Funds Series Trust II | Columbia AMT-Free Tax-Exempt Bond Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1976
Columbia Funds Series Trust II | Columbia Minnesota Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Minnesota Tax-Exempt Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia Minnesota Tax-Exempt Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia Minnesota Tax-Exempt Fund Class A	08/18/1986
Returns before taxes		-5.53%	5.81%	3.60%
Returns after taxes on distributions		-5.59%	5.76%	3.57%
Returns after taxes on distributions and sale of Fund shares		-1.58%	5.48%	3.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Columbia Funds Series Trust II | Columbia Minnesota Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.53%)
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1986
Columbia Funds Series Trust II | Columbia Minnesota Tax-Exempt Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.59%)
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1986
Columbia Funds Series Trust II | Columbia Minnesota Tax-Exempt Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.58%)
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1986
Columbia Funds Series Trust II | Columbia U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated March 2, 2015
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia U.S. Government Mortgage Fund	10/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares was reduced for each Fund. Accordingly, as of the Effective Date, the first paragraph under the caption Performance Information in the Summary of the Fund section is hereby superseded and replaced with the following:
For Columbia U.S. Government Mortgage Fund:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund's returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
Also, as of the Effective Date, the information for Class A shares in the table of Average Annual Total Returns After Applicable Sales Charges in the Summary of the Fund section of each Fund's prospectus is hereby revised as follows:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Columbia U.S. Government Mortgage Fund Class A	02/14/2002
Returns before taxes		-4.43%	6.65%	4.52%
Returns after taxes on distributions		-5.61%	5.12%	2.98%
Returns after taxes on distributions and sale of Fund shares		-2.45%	4.62%	2.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Columbia Funds Series Trust II | Columbia U.S. Government Mortgage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.43%)
5 Years	rr_AverageAnnualReturnYear05	6.65%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002
Columbia Funds Series Trust II | Columbia U.S. Government Mortgage Fund | Returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	2.98%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002
Columbia Funds Series Trust II | Columbia U.S. Government Mortgage Fund | Returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	2.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002